Accrued Expenses	12 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accrued expenses	Note 5 –Accrued expenses Accrued expenses represent salary and welfare payable, professional fees, utilities, payables for other operating expenses.